Accounting Policies - Additional Information (Detail) $ in Millions	3 Months Ended	4 Months Ended	12 Months Ended		18 Months Ended
	Mar. 31, 2017	Apr. 24, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2009 USD ($)	Jun. 30, 2016 USD ($)
Accounting Policies [Line Items]
Maturity period of liquid investments			3 months
Maturity period of financial instruments			Greater than three months and less than one year
Direct and indirect development costs			$ 30.0
Revenue recognized				$ 22.0
Number of operating segments | Segment			1
Restricted Stock Unit [Member]
Accounting Policies [Line Items]
Award vesting period	4 years		4 years
Collaborative Arrangement [Member] | Teva Pharmaceutical Industries Ltd. [Member]
Accounting Policies [Line Items]
Proceeds from advance reimbursement research and development		$ 27.0
Hold-back amount and third-party expenses deducted from advanced reimbursement payment		3.8
Hold-back amount deducted from advanced reimbursement payment		3.0
Third-party expenses deducted from advanced reimbursement payment		$ 0.8
Collaboration revenue					$ 23.2